UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Managers Commentary May 31, 2009

Dear Fellow Shareholders:

For the fiscal year ending May 31, 2009, the Queens Road Value Fund returned -30.90% and the Queens Road Small Cap Value Fund returned -18.14% (see each fund’s section below for more detailed performance information). It has been, needless to say, a disappointing year. Both funds outperformed their respective benchmarks in a year that is arguably part of the worst bear market since the Great Depression.

Fear Came and Went….

The first half of our fiscal year saw the global banking system, long inflated by speculative leverage, brought down to earth and with it overall market valuations, at least until early March of this year.  But beginning on March 9th stocks have staged an impressive rally, led by what we believe are the lowest quality companies.   Recent market correlations are reminiscent of the 2005 & 2006 markets when momentum dominated fundamentals.  There are many hypotheses about this situation, including the new dominance of High Frequency Trading quant strategies and wholesale short squeezes due to de-leveraging.  There is factual evidence to support these theories and others.  While it’s interesting to study these, our focus remains not on short term movements in the broader markets or even in individual companies, rather we remain focused on the underlying businesses in which we invest.    While the previously mentioned explanations may (or may not!) drive stock prices in the short run, our investment philosophy continues to be grounded in the time tested truth that over long periods of time companies are worth the amount of economic profits they earn for their shareholders. Have you ever seen a well managed company with attractive prospects and a strong balance sheet trade for 5x earnings (or discretionary free cash flow, which we prefer to earnings)?  It is this disciplined focus that we believe offers us the opportunity to provide long-term above average performance.

As economic data comes out, it is starting to appear that the news is becoming less bad, that is, the negative rates of change are slowing.  Although this is positive, the much talked about green shoots don’t seem all that green.  We believe it’s reasonable to expect many more bank failures (albeit much smaller banks), continued stress in commercial real estate and commercial real estate backed securities, and increased savings (and less spending) by consumers.  Furthermore, the future effects of record budget deficits create additionally uncertainty.  But one thing history teaches us is that our economy is more robust than economists typically give it credit for.  Moreover, history typically shows us that the deeper the recession, the sharper the rebound.  This is no typical recession and we imagine the rebound will be subdued but stronger than some are anticipating.  We pay close attention to what goes on in the economy and realize that the stronger the economy is, the better it is for our portfolio of investments, but we do not try to predict the economy or any macro trend.  We spend our time and energy relentlessly searching for companies that have strong balance sheets and effective managements that provide a valuable product to their customers at a price which allows them to recoup their total costs and allow them to earn an adequate return on the investments they’ve made.  This approach may seem boring to many, but there is no other approach that we believe will be as successful over a full market cycle and longer periods of time.

As always, thank you for your support.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President, Portfolio Manager

Chairman

Queens Road Value Fund

Managers Commentary May 31, 2009

The Queens Road Value Fund was down -30.90% for the fiscal year ending 5/31/2009.  We beat both our primary benchmarks, the S&P500/Citi Value Index, which was down -36.32% and the S&P 500 Index, which was down -32.57%.

Every portfolio security we owned except for McDonald’s was down over the 12-month period.  Exceptionally poor performance from Lexmark International, CBS and Leucadia National detracted from our overall performance.  We continuously examine and re-examine our portfolio securities and continue to believe that in spite of the woeful 12-month period just ended, the companies we are invested in should, over time, generate above average risk adjusted returns.

The chart below shows the Fund’s performance for the fiscal year ended 5/31/2009, along with the returns for the S&P500/Citi Value Index and the S&P 500 Index.  We try to outperform the index through security selection, investing only in those companies we believe are trading at attractive valuations and have the best prospects for long-term performance.

Below is our month-by-month performance comparison with both the S&P500 Citi\Value Index and the S&P 500 Index.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2008	-8.26%	-11.21%	-8.43%
July 2008	-0.43%	1.36%	-0.84%
August 2008	2.53%	1.34%	1.45%
September 2008	-6.70%	-7.48%	-8.91%
October 2008	-17.85%	-17.11%	-16.80%
November 2008	-7.37%	-8.97%	-7.18%
December 2008	4.03%	0.95%	1.06%
January 2009	-8.67%	-12.16%	-8.43%
February 2009	-9.38%	-13.08%	-10.65%
March 2009	5.41%	9.87%	8.76%
April 2009	11.61%	11.04%	9.57%
May 2009	3.20%	6.36%	5.59%
One Year	-30.90%	-36.32%	-32.57%

Queens Road Value Fund

Performance Illustration May 31, 2009    (Unaudited)

Cumulative Performance Comparison $10,000 Investment Since Inception*

May 31, 2009

S&P 500/Citi Value Index

     $10,515

Queens Road Value Fund

     $12,175

Average Annual Total Return

For the Periods Ended May 31, 2009

  Queens Road Value Fund                      S&P 500/Citi Value Index

1 Year

 -30.90%                                                 -36.32%

Since Inception

   2.85%                                                  0.71%

Annual Operating Expense    0.95% **

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

**As disclosed in the Fund's Prospectus.

Queens Road Value Fund

Graphical Illustration May 31, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Value Fund
	Schedule of Investments
	May 31, 2009

Shares		Value

COMMON STOCKS - 75.16%

Advertising - 0.12%
500	Omnicom Group, Inc.	$ 15,250

Aerospace & Defense - 1.52%
3,600	United Technologies Corp.	189,396

Alternative Carriers - 0.97%
5,166	Time Warner, Inc.	120,988

Apparel & Accessories - 1.60%
3,500	V.F. Corp.	198,870

Beverages - 1.51%
4,287	Brown Forman Corp. Class-B	187,985

Broadcasting & Cable TV - 3.69%
50,490	CBS Corp. Class-B	372,616
2,800	Dish Network Corp. Class-A *	45,920
1,296	Time Warner Cable, Inc.	39,904
		458,440
Computer Storage & Peripherals - 7.80%
20,000	Dell, Inc. *	231,400
3,000	International Business Machines Corp.	318,840
20,000	EMC Corporation *	235,000
4,600	Lexmark International Group *	75,164
12,500	Seagate Technology	108,875
		969,279
Electric Utilites - 2.73%
10,900	Duke Energy Corp.	154,235
1,700	Progress Energy, Inc.	60,367
4,400	Southern Co.	125,004
		339,606
Finance Services - 0.80%
4,000	American Express Co.	99,400

Financials-Asset Management & Custody Banks - 1.27%
3,900	T. Rowe Price Associates, Inc.	158,223

Food & Kindred Products - 1.22%
6,400	Unilever PLC ADR	151,040

Healthcare Distributors & Services - 1.61%
4,300	Wellpoint Health Networks, Inc. *	200,251

Healthcare Facilities - 1.38%
6,500	Community Health Systems *	171,535

Household Products - 1.22%
2,900	Clorox Co.	152,076

Housewares & Specialties - 1.80%
6,380	Fortune Brands, Inc.	223,364

Industrial Conglomerates - 2.28%
3,162	Covidien Ltd.	112,947
6,162	Tyco International Ltd.	170,133
		283,080
Industrial Instruments For Measurement, Display And Control - 0.56%
1,150	Danaher Corp.	69,402

Industrial Machinery - 0.85%
5,200	Ingersoll-Rand Co. Ltd.	105,196

Insurance Brokers - 0.84%
5,500	Marsh & Mclennan Companies, Inc.	104,060

Integrated Oil & Gas - 0.95%
1,700	Exxon Mobil Corp.	117,895

Integrated Telecommunication Services - 5.56%
11,100	AT&T, Inc.	275,169
6,000	CenturyTel, Inc.	185,100
27,333	Windstream Corp.	229,870
		690,139
Internet Software & Services - 4.61%
6,000	Intel Corp.	94,320
11,500	Microsoft Corp.	240,235
15,000	Yahoo! Inc. *	237,600
		572,155
Leisure Products - 0.55%
2,700	Hasbro, Inc.	68,607

Movies & Entertainment - 3.80%
44,500	News Corp. Class-A	435,210
1,690	Viacom, Inc. Class-B *	37,467
		472,677
Multi-Sector Holdings - 3.16%
18,800	Leucadia National Corp. *	392,544

National Commercial Banks - 1.19%
4,000	JPMorgan Chase & Co.	147,600

Oil & Gas Exploration & Production - 0.81%
1,200	Apache Corp.	101,112

Personal Products - 0.09%
475	Alberto-Culver Co. Class-B	11,039

Pharmaceuticals - 7.32%
6,000	Glaxosmithkline, PLC ADR	202,260
5,050	Johnson & Johnson	278,558
7,820	Merck & Co., Inc.	215,676
14,000	Pfizer, Inc.	212,660
		909,154
Property & Casualty Insurance - 3.28%
14,400	Progressive Corp. *	232,272
4,300	Travelers Companies, Inc.	174,838
		407,110
Publishing & Printing - 0.84%
3,300	John Wiley & Sons, Inc. Class-A	104,313

Refuse Systems - 1.55%
7,000	Waste Management, Inc.	193,130

Reinsurance - 1.51%
4,100	RenaissanceRe Holdings Ltd.	187,657

Restaurants - 2.01%
4,225	McDonalds Corp.	249,233

Services-Electronic Information - 1.46%
5,900	Thomson Reuters Corp.	180,894

Systems Software - 1.76%
14,000	Symantec Corp. *	218,820

Trading Companies & Distributors - 0.44%
700	W.W. Grainger, Inc.	55,181

Wireless Telecommunication Services - 0.49%
1,586	America Movil S.A.B. de C.V. Series-L ADR	60,791

TOTAL FOR COMMON STOCKS (Cost $10,700,103) - 75.16%		$ 9,337,492

EXCHANGE TRADED FUND - 3.10%
Gold & Silver Ores - 3.10%
4,000	iShares Comex Gold * (Cost $394,359)	385,120

SHORT TERM INVESTMENTS - 21.80%
2,708,677	AIM Short Term Investment Company Prime Portfolio 0.24% ** (Cost $2,708,677)	2,708,677

TOTAL INVESTMENTS (Cost $13,803,139) - 100.06%		12,431,289

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(7,524)

NET ASSETS - 100.00%		$ 12,423,765

* Non-income producing security during the period.
ADR - American Depository Receipt
PLC - Public Limited Company
** Variable rate security; the coupon rate shown represents the yield at May 31, 2009.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
May 31, 2009

Assets:
Investments, at Value (Cost $13,803,139)	$ 12,431,289

Receivables:
Dividends and Interest	29,459
Total Assets	12,460,748
Liabilities:
Accrued Management Fees (Note 3)	9,385
Shareholder Redemptions	27,598
Total Liabilities	36,983
Net Assets	$ 12,423,765

Net Assets Consist of:
Paid In Capital	15,588,980
Accumulated Undistributed Net Investment Income	73,659
Accumulated Undistributed Realized Loss on Investments	(1,867,024)
Unrealized Depreciation in Value of Investments	(1,371,850)
Net Assets, for 1,210,694 Shares Outstanding (Unlimited number
of shares authorized with a par value of $0.001)	$ 12,423,765

Net Asset Value, Offering and Redemption Price Per Share ($12,423,765/1,210,694)	$ 10.26

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the year ended May 31, 2009

Investment Income:
Dividends (net of foreign witholding taxes of $442)	$ 266,038
Interest	22,234
Total Investment Income	288,272

Expenses:
Advisory Fees (Note 3)	98,408
Total Expenses	98,408

Net Investment Income	189,864

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(1,712,893)
Net Change in Unrealized Depreciation on Investments	(2,045,399)
Net Realized and Unrealized Loss on Investments	(3,758,292)

Net Decrease in Net Assets Resulting from Operations	$ (3,568,428)

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund Statements of Changes in Net Assets

	Years Ended
	5/31/2009	5/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 189,864	$ 181,269
Net Realized Loss on Investments	(1,712,893)	(7,521)
Net Change in Unrealized Depreciation on Investments	(2,045,399)	(782,193)
Net Decrease in Net Assets Resulting from Operations	(3,568,428)	(608,445)

Distributions to Shareholders From:
Net Investment Income	(187,792)	(174,900)
Realized Gains	(199)	(141,843)
Net Change in Net Assets from Distributions	(187,991)	(316,743)

Capital Share Transactions:
Proceeds from Sale of Shares	5,676,262	3,025,830
Shares Issued on Reinvestment of Dividends	94,784	137,805
Cost of Shares Redeemed	(1,114,743)	(444,730)
Net Increase in Net Assets from Shareholder Activity	4,656,303	2,718,905

Net Assets:
Net Increase in Net Assets	899,884	1,793,717
Beginning of Period	11,523,881	9,730,164
End of Period (Including Accumulated Undistributed Net Investment
Income of $73,659 and $74,849, Respectively)	$ 12,423,765	$ 11,523,881

Share Transactions:
Shares Sold	554,655	196,504
Shares Issued on Reinvestment of Dividends	9,564	8,783
Shares Redeemed	(115,238)	(28,057)
Net Increase in Shares	448,981	177,230
Outstanding at Beginning of Period	761,713	584,483
Outstanding at End of Period	1,210,694	761,713

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund Financial Highlights Selected data for a share outstanding throughout the period.

	For the Years Ended
	5/31/2009	5/31/2008	5/31/2007	5/31/2006	5/31/2005

Net Asset Value, at Beginning of Period	$15.13	$16.65	$14.17	$13.00	$12.54

Income From Investment Operations:
Net Investment Income *	0.20	0.27	0.33	0.15	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.88)	(1.30)	2.46	1.15	1.20
Total from Investment Operations	(4.68)	(1.03)	2.79	1.30	1.36

Distributions from:
Net Investment Income	(0.19)	(0.27)	(0.21)	(0.05)	(0.26)
Capital Gains	0.00 ***	(0.22)	(0.10)	(0.08)	(0.64)
Total from Distributions	(0.19)	(0.49)	(0.31)	(0.13)	(0.90)

Net Asset Value, at End of Period	$10.26	$15.13	$16.65	$14.17	$13.00

Total Return **	(30.90)%	(6.34)%	19.83%	10.03%	10.79% (a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$12,424	$11,524	$9,730	$4,946	$1,388
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.75%	2.12%	1.05%	0.89%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.75%	2.12%	1.05%	1.27%

Portfolio Turnover	37.64%	14.05%	8.66%	6.54%	54.53%

*   Net Investment Income per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

(a) Total return before the waiver of related party broker commissions of $332 is 10.79%.

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.

As of and during the period ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2005.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards (FAS) No. 157 "Fair Value Measurements" effective June 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. FAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with FAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. FAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                     $12,431,289                          $         -

Level 2 – Significant Other Observable Inputs                    -                                      -

Level 3 – Significant Unobservable Inputs                          -                                      -

Total                                                                    $12,431,289                          $         -

The Fund did not hold any Level 3 securities during the year.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the year ended May 31, 2009, the Advisor earned $98,408.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2009, is $9,385.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the year ended May 31, 2009.

Note 4. Capital Stock

At May 31, 2009, there were an unlimited number of shares authorized and 1,210,694 shares outstanding, each with a par value of $0.001, and paid-in capital amounted to $15,588,980 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2009, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $6,201,622 and $3,350,236, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2009, and May 31, 2008, was as follows:

Distributions paid from:	May 31, 2009	May 31, 2008
Ordinary Income	$187,792	$174,900
Short-Term Capital Gain	0	9,614
Long-Term Capital Gain	199	132,229
	$187,991	$316,743

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$73,659
Undistributed Capital Losses	(639,656)
Unrealized Depreciation	(2,599,218)
Net Total	$(3,165,215)

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

At May 31, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
588,259	(3,187,477)	(2,599,218)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses of $1,218,733 and wash sales of $8,635.

The aggregate cost of securities for federal income tax purposes at May 31, 2009, was $15,030,507.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2009, Pershing, LLC., for the benefit of its customers, owned 99.11% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $639,656, which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Queens Road Value Fund Expense Illustration May 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Beginning Account Value		Ending Account Value	Expenses Paid During the Period *
December 1, 2008		May 31, 2009	December 1,2008 to May 31,2009

Actual	$1,000.00	$1,039.30	$4.83
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.19	$4.78

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Bragg Capital Trust

Queens Road Value Fund

Additional Information

May 31, 2009(Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 40	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present)	Two	None
Benton Bragg, 41	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 54[2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise	Two	None
Christopher Brady, 38,2	Trustee	Unlimited; 7 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None
Harold Smith, 43	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 47	Trustee	Unlimited; 7 years	Colony Signature Bank, Exec.Vice President & COO (2007 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Queens Road Small Cap Value Fund

Managers Commentary May 31, 2009

For the 12-month period ending 5/31/2009, the total return for the Queens Road Small Cap Value Fund was -18.14%.  This compares with returns of -32.20% for the Russell 2000 Value Index and -31.79% for the Russell 2000 Index.

The Fund’s best performers for the year were Village Super Markets, Arden, and Tellabs.  During the course of the year, most notably in February and March of 2009, we initiated new positions and added to some current holdings when prices appeared extremely depressed.  Many of these investments, including new positions in Movado, Horsehead Holdings, TIBCO and Janus, as well as increased positions in Valassis and Epicor Technologies, helped our relative performance over their respective holding periods.   Among our worst performing investments were Hurco, Sadia, Oshkosh and ATC Corp.  Over the course of the year, we held more cash than we would normally, this also helped our relative performance.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2008	-8.80%	-9.59%	-7.70%
July 2008	1.85%	5.13%	3.70%
August 2008	5.58%	4.75%	3.61%
September 2008	-5.76%	-4.69%	-7.97%
October 2008	-14.44%	-19.98%	2.87%
November 2008	-9.29%	-11.58%	-20.80%
December 2008	4.28%	6.15%	5.80%
January 2009	-5.65%	-14.29%	-11.12%
February 2009	-13.23%	-13.89%	-12.15%
March 2009	9.11%	8.88%	8.93%
April 2009	19.07%	15.87%	15.46%
May 2009	2.88%	2.16%	3.01%
One Year	-18.14%	-32.20%	-31.79%

Queens Road Small Cap Value Fund

Performance Illustration May 31, 2009   (Unaudited)

Cumulative Performance Comparison $10,000 Investment Since Inception*

May 31, 2009

Russell 2000 Value Index

     $11,674

Queens Road Small Cap Value

     $16,646

Average Annual Total Return

For the Periods Ended May 31, 2009

	Queens Road Small Cap Value	Russell 2000 Value Index
1 Year	-18.14%	-32.20%
Since Inception	7.95%	2.25%

Annual Operating Expenses    1.35% **

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

**As disclosed in the Fund's Prospectus.

Queens Road Small Cap Value Fund

Graphical Illustration May 31, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	May 31, 2009

Shares		Value

COMMON STOCKS - 79.71%

Aerospace & Defense - 0.69%
30,800	Allied Defense Group, Inc. *	$ 142,604

Agricultural Products-Livestock & Animal Specialties - 2.26%
63,600	Sadia S.A. (Brazil) ADR	467,460

Aircraft Parts & Auxiliary Equipment - 2.09%
22,700	Ducommun, Inc.	431,527

Auto Parts & Equipment - 2.24%
31,800	ATC Technology Corp. *	463,644

Computer Peripheral Equipment, NEC - 2.30%
3,900	Rimage Corp. *	59,475
13,100	Avocent Corp. *	183,400
24,000	Imation Corp.	231,840
		474,715
Construction & Farm Machinery - 0.61%
10,626	Oshkosh Truck Corp.	126,131

Crude Petroleum & Natural Gas - 0.42%
18,900	Vaalco Energy, Inc. *	86,184

Electric & Other Services Combined - 0.21%
3,300	Florida Public Utilities Co.	43,395

Electric Utilites - 0.85%
5,650	MGE Energy, Inc.	175,319

Electronic Equipment & Instruments - 0.27%
8,800	PAR Technology Corp. *	55,440

Fats & Oils - 3.03%
82,800	Darling International, Inc. *	626,796

Financials - Asset Management & Custody Banks - 1.18%
9,000	Eaton Vance	243,900

Fire, Marine & Casulty Insurance - 1.44%
15,700	Hilltop Holdings, Inc. *	186,673
2,300	United America Indemnity Ltd. Class-A *	10,994
4,700	Zenith National Insurance	100,815
		298,482
Food Retail - 3.11%
2,317	Arden Group, Inc. Class-A	296,576
11,948	Village Super Market, Inc. Class-A	345,895
		642,471
Footwear - 1.16%
27,400	K-Swiss Inc. Class A	239,750

Gas Utilities - 2.35%
7,300	Piedmont Natural Gas Co., Inc.	165,418
13,300	UGI Corp.	320,663
		486,081
Healthcare Distributors & Services - 1.61%
9,520	Owens & Minor, Inc.	333,771

Healthcare Supplies - 1.28%
2,402	Atrion Corp.	264,700

Industrial Machinery - 3.10%
14,700	Graco, Inc.	327,663
21,800	Hurco Companies, Inc. *	313,048
		640,711
Information Technology, Electronic Manufacturing Services - 3.94%
13,600	Park Electrochemical Corp.	262,344
62,000	TTM Technologies, Inc. *	551,800
		814,144
Insurance Brokers - 0.60%
10,000	American Safety Insurance Holdings Ltd. *	124,700

Investment Adviser - 0.71%
14,500	Janus Capital Group, Inc.	147,030

Mining & Quarrying of Nonmetallic Minerals - 0.61%
23,500	Usec, Inc. *	125,725

Multi-Line Insurance - 1.50%
34,300	Horace Mann Educators Corp.	309,729

Natural Gas Distribution - 0.60%
3,720	New Jersey Resources Corp.	123,764

Networking Equipment - 0.99%
15,200	Bel Fuse, Inc. Class B	205,200

Office Services & Supplies - 1.62%
9,371	United Stationers, Inc. *	335,482

Oil & Gas Exploration & Production - 1.04%
3,000	Encore Acquisition Co. *	106,470
5,000	St. Mary Land & Exploration Co.	108,300
		214,770
Packaged Foods - 1.51%
7,174	Sanderson Farms, Inc.	312,858

Periodicals: Publishing or Publishing and Printing - 0.13%
1,000	Meredith Corp.	26,960

Personal Products - 1.90%
30,875	CCA Industries, Inc.	94,169
35,700	Inter Parfums, Inc.	299,523
		393,692
Primary Smelting & Refining of Nonferrous Metals - 2.29%
66,000	Horsehead Holding Corp. *	473,880

Property & Casualty Insurance - 2.19%
13,450	CNA Surety Corp. *	204,036
5,500	Proassurance Corp. *	248,655
		452,691
Publishing & Printing - 2.51%
26,500	Scholastic Corp.	519,400

Pumps & Pumping Equipment - 1.48%
16,000	Robbins & Meyers, Inc.	306,240

Reinsurance - 1.42%
6,000	Endurance Specialty Holdings, Ltd.	164,820
4,500	Platinum Underwriters Holdings, Ltd.	129,735
		294,555
Research & Consulting - 0.45%
4,900	School Specialty, Inc. *	93,198

Retail - Radio, TV & Consumer Electronics Stores - 1.79%
27,500	Radioshack Corp.	369,600

Semi-Conductors & Related Devices - 1.24%
34,900	Micrel, Inc.	256,515

Services-Advertising - 1.68%
53,800	Valassis Communications, Inc. *	347,010

Services-Computer Processing & Data Preparation - 1.15%
22,300	Acxiom Corp.	237,718

Services-Prepackaged Software - 6.03%
112,000	Epicor Software Corp. *	575,680
4,900	Double-Take Software, Inc. *	45,129
13,100	Progress Software Corp. *	293,702
50,000	Tibco Software, Inc. *	331,500
		1,246,011
Specialized Consumer Services - 0.71%
8,200	Plantronics, Inc.	146,288

Specialty Chemicals - 1.21%
40,000	American Pacific Corp. *	251,200

Steel - 1.14%
11,500	Cleco Corp.	235,290

Sugar & Confectionery Products - 1.49%
29,700	Imperial Sugar Co.	307,098

Surgical & Medical Instruments & Apparatus - 0.86%
14,494	Angiodynamics, Inc. *	178,276

Telephone & Telegraph Apparatus - 4.09%
14,500	Adtran, Inc.	301,310
98,000	Tellabs, Inc. *	543,900
		845,210
Watches, Clocks, Clockwork Operated Devices/Parts - 0.35%
9,600	Movado Group, Inc.	72,768

Wholesale-Apparel, Piece Goods & Notions - 1.88%
50,535	Delta Apparel, Inc. *	389,120

State Commercial Banks - 0.40%
2,776	Penns Woods Bancorp, Inc.	82,864

TOTAL FOR COMMON STOCKS (Cost $16,080,926) - 79.71%		$ 16,482,067

CLOSED-END MUTUAL FUNDS - 2.19%
2,200	Capital Southwest Corp.	157,520
23,300	Central Fund of Canada Limited ***	294,745
TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $524,241) - 2.19%		452,265

SHORT TERM INVESTMENTS - 17.89%
3,699,893	AIM Short Term Investments Company Prime Portfolio 0.24% ** (Cost $3,699,893)	3,699,893

TOTAL INVESTMENTS (Cost $20,305,060) - 99.79%		$ 20,634,225

OTHER ASSETS LESS LIABILITIES - 0.21%		44,151

NET ASSETS - 100.00%		$ 20,678,376

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2009.
*** Passive foreign investment company
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
May 31, 2009

Assets:
Investments, at Value (Cost $20,305,060)	$ 20,634,225
Receivables:
Shareholder Subscriptions	78,385
Dividends and Interest	9,465
Total Assets	20,722,075
Liabilities:
Accrued Management Fees	22,653
Shareholder Redemptions	21,046
Total Liabilities	43,699
Net Assets	$ 20,678,376

Net Assets Consist of:
Paid In Capital	$ 21,300,633
Accumulated Undistributed Realized Loss on Investments	(951,422)
Unrealized Appreciation in Value of Investments	329,165
Net Assets, for 1,483,388 Shares Outstanding	$ 20,678,376
(Unlimited number of shares authorized with a par value of $0.001)
Net Asset Value Per Share, Offering and Redemption Price ($20,678,376/1,483,388 shares)	$ 13.94

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the year ended May 31, 2009

Investment Income:
Dividends (net of foreign witholding taxes of $408)	$ 222,309
Interest	17,464
Total Investment Income	239,773

Expenses:
Advisory Fees (Note 3)	183,769
Total Expenses	183,769

Net Investment Income	56,004

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(581,243)
Net Change in Unrealized Appreciation on Investments	(669,693)
Net Realized and Unrealized Loss on Investments	(1,250,936)

Net Decrease in Net Assets Resulting from Operations	$(1,194,932)

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	Years Ended
	5/31/2009	5/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 56,004	$ 73,591
Net Realized Loss on Investments	(581,243)	(24,199)
Net Change in Unrealized Appreciation on Investments	(669,693)	(631,526)
Net Decrease in Net Assets Resulting from Operations	(1,194,932)	(582,134)

Distributions to Shareholders From:
Net Investment Income	(76,749)	(60,174)
Realized Gains	(2,586)	(478,602)
Return of Capital	(16,701)	-
Net Change in Net Assets from Distributions	(96,036)	(538,776)

Capital Share Transactions:
Proceeds from Sale of Shares	11,055,055	5,276,194
Shares Issued on Reinvestment of Dividends	50,059	248,143
Cost of Shares Redeemed	(2,110,300)	(1,263,759)
Net Increase in Net Assets from Shareholder Activity	8,994,814	4,260,578

Net Assets:
Net Increase in Net Assets	7,703,846	3,139,668
Beginning of Period	12,974,530	9,834,862
End of Period (Including Accumulated Undistributed Net Investment
Income of $0 and $20,400, Respectively)	$20,678,376	$ 12,974,530

Share Transactions:
Shares Sold	887,820	308,822
Shares Issued on Reinvestment of Dividends	4,171	14,674
Shares Redeemed	(164,524)	(72,595)
Net Increase in Shares	727,467	250,901
Outstanding at Beginning of Period	755,921	505,020
Outstanding at End of Period	1,483,388	755,921

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
	For the Years Ended
	5/31/2009		5/31/2008	5/31/2007	5/31/2006	5/31/2005
Net Asset Value, at Beginning of Period	$ 17.16		$ 19.47	$ 17.27	$ 15.98	$ 14.67

Income From Investment Operations:
Net Investment Income *	0.05		0.12	0.10	0.07	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.18)		(1.53)	2.90	1.26	2.04
Total from Investment Operations	(3.13)		(1.41)	3.00	1.33	2.14

Distributions from:
Net Investment Income	(0.07)		(0.10)	(0.11)	(0.03)	(0.09)
Capital Gains	0.00	***	(0.80)	(0.69)	(0.01)	(0.68)
Return of Capital	(0.02)		0.00	0.00	0.00	(0.05)
Total from Distributions	(0.09)		(0.90)	(0.80)	(0.04)	(0.82)

Net Asset Value, at End of Period	$ 13.94		$ 17.16	$ 19.47	$ 17.27	$ 15.98

Total Return **	(18.14)%		(7.15)%	17.90%	8.31%	14.38%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,678		$ 12,975	$ 9,835	$ 8,038	$ 3,574
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.41%		0.69%	0.56%	0.42%	0.14%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.35%	1.35%	1.35%	0.87%
Ratio of Net Investment Income to Average Net Assets	0.41%		0.69%	0.56%	0.42%	0.62%

Portfolio Turnover	35.64%		24.60%	64.65%	74.23%	39.74%

*   Net Investment Income per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the year ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2005.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards (FAS) No. 157 "Fair Value Measurements" effective June 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. FAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with FAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. FAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                     $20,634,225                          $         -

Level 2 – Significant Other Observable Inputs                    -                                      -

Level 3 – Significant Unobservable Inputs                          -                                      -

Total                                                                    $20,634,225                          $         -

The Fund did not hold any Level 3 securities during the year.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the year ended May 31, 2009, the Advisor earned $183,769.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the Advisor at May 31, 2009 is $22,653.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the year ended May 31, 2009.

Note 4. Capital Stock

At May 31, 2009, there were an unlimited number of shares authorized and 1,483,388 shares outstanding, each with no par value, and paid-in capital amounted to $21,300,633 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2009, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $10,274,740 and $4,470,030, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2009, and May 31, 2008, was as follows:

Distributions paid from:	May 31, 2009	May 31, 2008
Ordinary Income	$ 76,749	$60,174
Short-Term Capital Gain	-	109,398
Long-Term Capital Gain	2,586	369,204
Return of Capital	16,701	-
	$ 96,036	$538,776

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Capital Losses	(254,218)
Unrealized depreciation	(368,039)
Net Total	$(622,257)

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

At May 31, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$2,309,501	$(2,677,540)	$(368,039)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses of $693,289, $804 of income recognized for passive foreign investment companies, and $3,111 of the retention of long-term capital gains from underlying funds.

The aggregate cost of securities for federal income tax purposes at May 31, 2009 was $21,002,264.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2009, Pershing, LLC., for the benefit of its customers, owned 89.56% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $254,218, which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of

Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust (the “Funds”), comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bragg Capital Trust, comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 30, 2009

Queens Road Small Cap Value Fund
Expense Illustration
May 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2008	May 31, 2009	December 1,2008 to May 31,2009

Actual	$1,000.00	$1,141.07	$7.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Bragg Capital Trust

Queens Road Small Cap Value Fund

Additional Information

May 31, 2008 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 40	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present)	Two	None
Benton Bragg, 41	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 54 [2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President	Two	None
Christopher Brady, 38[1,2]	Trustee	Unlimited; 7 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None
Harold Smith, 43[2]	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 47[1]	Trustee	Unlimited; 7 years	Colony Signature Bank, Exec. Vice President & COO (2007 – 2008) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

Bragg Capital Trust

100 Queens Road

Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 19,500

FY 2009

$ 19,500

(b)

Audit-Related Fees

Registrant

FY 2008

$ 0

FY 2009

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2008

$ 2,000

FY 2009

$ 5,000

Nature of the fees:

For Excise Tax Return

(d)

All Other Fees

Registrant

FY 2008

$ 0

FY 2009

$ 1,305

Nature of the fees:

Out of pocket expenses and consents

(e)

(1) Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2008

$ 0

FY2009

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the Registrant's disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, except as disclosed below.  These internal controls and procedures include processes and controls designed to ensure that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.  Controls and procedures over the accounting for corporate actions and related pricing of the Registrant's corporate action-effected securities were found to be not operating effectively and have been corrected as described below.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting, except that (i) the Registrant's fund accounting agent (Mutual Shareholder Services, LLC) changed its control procedure to ensure detection of corporate action-prompted changes to security ticker symbols and CUSIP numbers and correct security pricing in the event a security changes ticker symbol and or CUSIP number and (ii) the Registrant's administrator (Bragg Financial Advisors, Inc.) has implemented an additional control procedure in its monthly reconciliation to ensure that the fund accounting agent is pricing corporate action-effected securities correctly.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 1, 2010

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 1, 2010

* Print the name and title of each signing officer under his or her signature.